Earnings per share	6 Months Ended
Jun. 30, 2023
Earnings per share [Abstract]
Earnings per share
Note 21. - Earnings per share
Basic earnings per share have been calculated by dividing the profit attributable to equity holders of the Company by the average number of outstanding shares.
Average number of outstanding diluted shares for the six-month period ended June 30, 2023 have been calculated considering the potential issuance of 3,347,305 shares (3,347,305 shares for the six-month period ended June 30, 2022) on the settlement of the Green Exchangeable Notes (Note 14) and the potential issuance of 220,925 shares (216,672 shares for the six-month period ended June 30, 2022) under the long-term incentive plans granted to employees. It also included the potential issuance of 796,194 shares to Algonquin for the six-month period ended June 30, 2022 under the agreement signed on August 3, 2021, according to which Algonquin has the option, on a quarterly basis, to subscribe such number of shares to maintain its percentage in Atlantica in relation to the use of the ATM program (Note 13).

Item	For the six-month period ended June 30,
	2023	2022
	($ in thousands)
Profit attributable to Atlantica	24,661	4,070
Average number of ordinary shares outstanding (thousands) - basic	116,147	113,541
Average number of ordinary shares outstanding (thousands) - diluted	119,715	117,902
Earnings per share for the period (U.S. dollar per share) - basic	0.21	0.04
Earnings per share for the period (U.S. dollar per share) - diluted (*)	0.21	0.04

(*) The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the six-month periods ended June 30, 2023 and 2022, as they have an antidilutive effect.